Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]
	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2016:
Net revenue:	¥584.0	¥495.6	¥578.1	¥82.6	¥1,661.6	¥348.4	¥5.2	¥2,015.2
BTMU and MUTB:	243.0	403.6	200.7	35.1	836.2	256.9	71.6	1,164.7
Net interest income	168.2	162.9	92.2	—	404.9	93.1	127.7	625.7
Net fees	71.5	196.2	87.0	35.1	376.1	(2.6)	(44.8)	328.7
Other	3.3	44.5	21.5	—	55.2	166.4	(11.3)	210.3
Other than BTMU and MUTB(2)	341.0	92.0	377.4	47.5	825.4	91.5	(66.4)	850.5
Operating expenses	479.7	282.8	372.3	52.9	1,118.7	101.3	79.0	1,299.0

Operating profit (loss)	¥104.3	¥212.8	¥205.8	¥29.7	¥542.9	¥247.1	¥(73.8)	¥716.2

Six months ended September 30, 2017:
Net revenue:	¥599.8	¥480.4	¥633.6	¥91.3	¥1,712.3	¥319.8	¥28.3	¥2,060.4
BTMU and MUTB:	233.5	390.7	219.8	41.9	827.3	223.9	58.4	1,109.6
Net interest income	165.9	162.4	112.3	—	411.0	68.5	112.9	592.4
Net fees	64.9	187.0	86.8	41.9	366.2	(9.5)	(38.6)	318.1
Other	2.7	41.3	20.7	—	50.1	164.9	(15.9)	199.1
Other than BTMU and MUTB(2)	366.3	89.7	413.8	49.4	885.0	95.9	(30.1)	950.8
Operating expenses	474.9	290.2	426.7	57.5	1,172.9	112.6	86.1	1,371.6

Operating profit (loss)	¥124.9	¥190.2	¥206.9	¥33.8	¥539.4	¥207.2	¥(57.8)	¥688.8

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥78.7 billion, ¥69.0 billion, and ¥9.7 billion for the six months ended September 30, 2016, and ¥92.8 billion, ¥76.4 billion, and ¥16.4 billion for the six months ended September 30, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in billions)
Operating profit	¥716	¥689
Credit for credit losses	59	187
Foreign exchange gains—net	1	23
Trading account profits (losses)—net	105	(50)
Equity investment securities gains—net	73	95
Debt investment securities losses—net	(36)	(5)
Equity in earnings of equity method investees—net	128	89
Other—net	(40)	(14)

Income before income tax expense	¥1,006	¥1,014